PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 3.5%
------------------------------------------------------------------------
     $  735        Chester County IDA, (Kimberton),
                   8.00%, 9/1/05                             $   754,669
        485        Delaware County IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05                         503,983
------------------------------------------------------------------------
                                                             $ 1,258,652
------------------------------------------------------------------------
Certificates of Participation -- 1.2%
------------------------------------------------------------------------
     $  500        Cliff House Trust, (AMT), 6.625%, 6/1/27  $   453,500
------------------------------------------------------------------------
                                                             $   453,500
------------------------------------------------------------------------
Cogeneration -- 4.3%
------------------------------------------------------------------------
     $1,500        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10   $ 1,535,865
------------------------------------------------------------------------
                                                             $ 1,535,865
------------------------------------------------------------------------
Education -- 1.9%
------------------------------------------------------------------------
     $  740        Pennsylvania HEFA, (Delaware Valley
                   College of Science and Agriculture),
                   5.25%, 4/5/12                             $   701,601
------------------------------------------------------------------------
                                                             $   701,601
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.4%
------------------------------------------------------------------------
     $1,500        Somerset County, General Authority,
                   Correctional Facilities, (FGIC),
                   Escrowed to Maturity, 6.50%, 10/15/01     $ 1,532,625
        825        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                 852,431
      5,000        Westmoreland County, Municipal
                   Authority, Water Utility, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19        1,714,750
------------------------------------------------------------------------
                                                             $ 4,099,806
------------------------------------------------------------------------
General Obligations -- 0.6%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/16                $   214,640
------------------------------------------------------------------------
                                                             $   214,640
------------------------------------------------------------------------
Hospital -- 16.3%
------------------------------------------------------------------------
     $  500        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Health
                   System), 8.65%, 11/15/05                  $   494,650
      1,000        Allentown, Area Hospital Authority,
                   (Sacred Heart Hospital),
                   6.50%, 11/15/08                             1,009,420
        650        Hazleton Health Services Authority, (St.
                   Joseph's Hospital), 5.85%, 7/1/06             644,436
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,200        Lehigh County, General Purpose
                   Authority, (Muhlenberg Hospital),
                   5.75%, 7/15/10                            $ 1,272,264
        200        McKean County Hospital Authority,
                   (Bradford Hospital), 5.375%, 10/1/03          196,822
        300        Montgomery County HEFA, (Montgomery
                   Hospital), 6.25%, 7/1/06                      299,364
        500        New Castle Area Hospital Authority, (St.
                   Francis Hospital of New Castle),
                   5.90%, 11/15/00                               499,815
        170        Northhampton County Hospital Authority,
                   (Easton Hospital), 6.90%, 1/1/02              170,520
      1,350        South Fork Municipal Authority, (Lee
                   Hospital), 5.50%, 7/1/11                    1,290,235
------------------------------------------------------------------------
                                                             $ 5,877,526
------------------------------------------------------------------------
Industrial Development Revenue -- 6.3%
------------------------------------------------------------------------
     $  350        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   356,675
      1,200        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                              1,141,320
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               760,710
------------------------------------------------------------------------
                                                             $ 2,258,705
------------------------------------------------------------------------
Insured-Education -- 7.2%
------------------------------------------------------------------------
     $2,000        Allegheny County, Higher Education
                   Building Authority, (Duquesne
                   University), (AMBAC), 5.00%, 3/1/16       $ 1,885,920
        700        Montgomery County HEFA, (Saint Joseph's
                   University), (CLEE), 6.00%, 12/15/02          721,434
------------------------------------------------------------------------
                                                             $ 2,607,354
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.2%
------------------------------------------------------------------------
     $  500        Beaver County IDA, (Ohio Edison),
                   (FGIC), 7.00%, 6/1/21                     $   516,675
      2,000        Cambria County IDA, (Pennsylvania
                   Electric), (MBIA), 5.35%, 11/1/10           2,068,460
------------------------------------------------------------------------
                                                             $ 2,585,135
------------------------------------------------------------------------
Insured-General Obligations -- 8.6%
------------------------------------------------------------------------
     $1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12       $   869,477
      1,355        McKeesport, (FGIC), 0.00%, 10/1/11            766,442
      1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15        956,450
        500        Pleasant Valley School District, (FGIC),
                   5.00%, 9/1/10                                 508,660
------------------------------------------------------------------------
                                                             $ 3,101,029
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 5.2%
------------------------------------------------------------------------
     $1,000        Allegheny County Hospital Development
                   Authority, (South Hills Health), (MBIA),
                   5.50%, 5/1/08                             $ 1,037,920
        825        Indiana County Hospital Authority,
                   (Indiana Hospital), (CLEE),
                   5.875%, 7/1/01                                833,547
------------------------------------------------------------------------
                                                             $ 1,871,467
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.8%
------------------------------------------------------------------------
     $1,000        Northumberland County Authority, (MBIA),
                   6.50%, 10/15/01                           $ 1,021,750
------------------------------------------------------------------------
                                                             $ 1,021,750
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------
     $  350        Pittsburgh and Allegheny County, Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   316,271
------------------------------------------------------------------------
                                                             $   316,271
------------------------------------------------------------------------
Insured-Transportation -- 7.3%
------------------------------------------------------------------------
     $1,000        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/10                     $ 1,046,270
        590        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/12                         615,034
      1,000        Philadelphia Airport Revenue, (FGIC),
                   5.375%, 7/1/14                                986,530
------------------------------------------------------------------------
                                                             $ 2,647,834
------------------------------------------------------------------------
Nursing Home -- 2.5%
------------------------------------------------------------------------
     $  250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.30%, 6/1/02      $   247,635
        250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.35%, 6/1/03          245,610
        185        Clarion County IDA, (Beverly
                   Enterprises), 5.50%, 5/1/03                   180,273
        250        Green County IDA, (Beverly Enterprises),
                   5.50%, 3/1/08                                 231,988
------------------------------------------------------------------------
                                                             $   905,506
------------------------------------------------------------------------
Senior Living / Life Care -- 4.3%
------------------------------------------------------------------------
     $  335        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.00%, 8/15/11                            $   314,843
        245        Delaware County Authority, (White Horse
                   Village), 6.30%, 7/1/03                       247,876
        505        Delaware County Authority, (White Horse
                   Village), 6.40%, 7/1/04                       512,085
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  480        Hazleton Health Services Authority,
                   (Hazleton General Hospital),
                   5.50%, 7/1/07                             $   464,918
------------------------------------------------------------------------
                                                             $ 1,539,722
------------------------------------------------------------------------
Solid Waste -- 3.9%
------------------------------------------------------------------------
     $  500        Greater Lebanon Refuse Authority,
                   6.40%, 11/15/00                           $   501,045
      1,000        Schuylkill County IDA, (Pine Grove
                   Landfill, Inc.), (AMT), 5.10%, 10/1/19        893,440
------------------------------------------------------------------------
                                                             $ 1,394,485
------------------------------------------------------------------------
Transportation -- 2.4%
------------------------------------------------------------------------
     $  920        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   874,212
------------------------------------------------------------------------
                                                             $   874,212
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $35,472,935)                             $35,265,060
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $   794,912
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $36,059,972
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 49.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.4% to 17.1% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $21,182,964        $40,552,968        $38,776,832
   Unrealized appreciation
      (depreciation)                             129,767           (238,261)          (352,595)
-------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $21,312,731        $40,314,707        $38,424,237
-------------------------------------------------------------------------------------------------
Cash                                         $        --        $   105,072        $   117,612
Interest receivable                              282,041            830,232            537,244
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $21,594,772        $41,250,011        $39,079,093
-------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts          $     1,562        $        --        $        --
Due to bank                                       16,180                 --                 --
Payable to affiliate for Trustees' fees               37                211                137
Accrued expenses                                   2,320              2,734              1,191
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    20,099        $     2,945        $     1,328
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $21,434,179        $41,485,327        $39,430,360
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                           140,494           (238,261)          (352,595)
-------------------------------------------------------------------------------------------------
TOTAL                                        $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $32,490,520        $49,338,137        $17,032,367        $35,472,935
   Unrealized appreciation
      (depreciation)                             511,963            515,796            (96,482)          (207,875)
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $33,002,483        $49,853,933        $16,935,885        $35,265,060
--------------------------------------------------------------------------------------------------------------------
Cash                                         $        --        $   563,062        $    33,802        $   232,917
Receivable for investments sold                  245,000            315,000                 --                 --
Interest receivable                              481,870            890,850            271,960            562,197
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $33,729,353        $51,622,845        $17,241,647        $36,060,174
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $        --        $ 1,063,761        $        --        $        --
Payable for when-issued securities                    --            528,820                 --                 --
Due to bank                                       34,699                 --                 --                 --
Payable to affiliate for Trustees' fees               46                193                 --                136
Accrued expenses                                   3,478              3,263              1,502                 66
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    38,223        $ 1,596,037        $     1,502        $       202
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $33,179,167        $49,511,012        $17,336,627        $36,267,847
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                           511,963            515,796            (96,482)          (207,875)
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                                     $  614,127         $1,186,677         $1,162,746
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $  614,127         $1,186,677         $1,162,746
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee                       $   51,561         $   99,312         $   96,000
Trustees fees and expenses                          276              1,392              1,350
Legal and accounting services                    18,365             20,533             20,532
Custodian fee                                     8,491             13,492             11,797
Miscellaneous                                     4,210              5,783              6,619
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $   82,903         $  140,512         $  136,298
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    2,203         $    3,000         $    7,228
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    2,203         $    3,000         $    7,228
-------------------------------------------------------------------------------------------------

NET EXPENSES                                 $   80,700         $  137,512         $  129,070
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $  533,427         $1,049,165         $1,033,676
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   29,140         $  (62,921)        $  (55,868)
   Financial futures contracts                  (46,397)           (18,235)            (7,817)
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (17,257)        $  (81,156)        $  (63,685)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $  465,876         $  488,650         $  425,436
   Financial futures contracts                   36,021                 --             16,566
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  501,897         $  488,650         $  442,002
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  484,640         $  407,494         $  378,317
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $1,018,067         $1,456,659         $1,411,993
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------
Interest                                     $  986,382         $1,414,708          $ 511,794         $1,072,715
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $  986,382         $1,414,708          $ 511,794         $1,072,715
--------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   80,944         $  118,041          $  42,198         $   87,906
Trustees fees and expenses                        1,290              4,563                251              1,381
Legal and accounting services                    18,618             20,566             16,460             20,514
Custodian fee                                     9,035             12,545              7,413             11,774
Miscellaneous                                     7,052              7,975              5,186              6,708
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  116,939         $  163,690          $  71,508         $  128,283
--------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $       --         $       --          $   3,348         $    2,826
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $       --         $       --          $   3,348         $    2,826
--------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  116,939         $  163,690          $  68,160         $  125,457
--------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $  869,443         $1,251,018          $ 443,634         $  947,258
--------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   48,295         $   56,956          $(143,450)        $  (15,624)
   Financial futures contracts                     (250)               (44)            (1,786)           (16,411)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $   48,045         $   56,912          $(145,236)        $  (32,035)
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $  226,834         $  488,519          $ 337,752         $  373,256
   Financial futures contracts                   12,048             19,578              6,024                 --
--------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  238,882         $  508,097          $ 343,776         $  373,256
--------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  286,927         $  565,009          $ 198,540         $  341,221
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $1,156,370         $1,816,027          $ 642,174         $1,288,479
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   533,427        $ 1,049,165        $ 1,033,676
   Net realized loss                             (17,257)           (81,156)           (63,685)
   Net change in unrealized
      appreciation (depreciation)                501,897            488,650            442,002
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,018,067        $ 1,456,659        $ 1,411,993
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   369,399        $   569,609        $   662,492
   Withdrawals                                (2,416,555)        (5,801,911)        (7,186,152)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(2,047,156)       $(5,232,302)       $(6,523,660)
-------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(1,029,089)       $(3,775,643)       $(5,111,667)
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of period                       $22,603,762        $45,022,709        $44,189,432
-------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   869,443        $ 1,251,018        $   443,634        $   947,258
   Net realized gain (loss)                       48,045             56,912           (145,236)           (32,035)
   Net change in unrealized
      appreciation (depreciation)                238,882            508,097            343,776            373,256
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,156,370        $ 1,816,027        $   642,174        $ 1,288,479
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   569,846        $ 1,040,486        $    91,141        $   284,300
   Withdrawals                                (3,156,002)        (4,504,876)        (2,498,224)        (4,147,825)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(2,586,156)       $(3,464,390)       $(2,407,083)       $(3,863,525)
--------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(1,429,786)       $(1,648,363)       $(1,764,909)       $(2,575,046)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of period                       $35,120,916        $51,675,171        $19,005,054        $38,635,018
--------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,233,021       $  2,513,979       $  2,336,447
   Net realized gain                              74,516            156,957             55,649
   Net change in unrealized
      appreciation (depreciation)             (1,813,400)        (3,456,340)        (3,187,738)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (505,863)      $   (785,404)      $   (795,642)
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 1,647,497       $  6,349,671       $  7,777,378
   Withdrawals                                (7,215,977)       (20,489,768)       (14,335,749)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(5,568,480)      $(14,140,097)      $ (6,558,371)
-------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(6,074,343)      $(14,925,501)      $ (7,354,013)
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of year                         $28,678,105       $ 59,948,210       $ 51,543,445
-------------------------------------------------------------------------------------------------
AT END OF YEAR                               $22,603,762       $ 45,022,709       $ 44,189,432
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,867,367       $  2,857,046        $ 1,051,721       $  2,232,351
   Net realized gain (loss)                      167,593            231,736             34,583           (216,586)
   Net change in unrealized
      appreciation (depreciation)             (2,210,368)        (3,419,072)        (1,517,327)        (2,749,901)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (175,408)      $   (330,290)       $  (431,023)      $   (734,136)
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 3,960,119       $  6,571,148        $ 1,287,987       $  2,854,798
   Withdrawals                                (8,444,486)       (20,438,440)        (4,652,763)       (14,256,336)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(4,484,367)      $(13,867,292)       $(3,364,776)      $(11,401,538)
--------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(4,659,775)      $(14,197,582)       $(3,795,799)      $(12,135,674)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of year                         $39,780,691       $ 65,872,753        $22,800,853       $ 50,770,692
--------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $35,120,916       $ 51,675,171        $19,005,054       $ 38,635,018
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           CALIFORNIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.75%(1)         0.66%       0.62%       0.61%       0.63%       0.58%
   Expenses after custodian
      fee reduction                       0.73%(1)         0.66%       0.61%       0.59%       0.61%       0.55%
   Net investment income                  4.81%(1)         4.84%       4.67%       4.86%       4.98%       4.82%
Portfolio Turnover                           5%              13%         29%         40%         57%         36%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $21,575          $22,604     $28,678     $34,297     $43,194     $59,216
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             FLORIDA LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ---------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.66%(1)         0.62%       0.59%       0.58%       0.59%        0.55%
   Expenses after custodian
      fee reduction                       0.64%(1)         0.59%       0.57%       0.55%       0.57%        0.54%
   Net investment income                  4.92%(1)         4.87%       4.68%       4.90%       4.90%        4.73%
Portfolio Turnover                           3%              16%         16%         38%         66%          20%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,247          $45,023     $59,948     $72,241     $92,909     $127,835
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MASSACHUSETTS LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.67%(1)         0.61%       0.60%       0.60%       0.60%       0.57%
   Expenses after custodian
      fee reduction                       0.63%(1)         0.58%       0.57%       0.56%       0.58%       0.55%
   Net investment income                  5.05%(1)         4.92%       4.67%       4.90%       4.97%       4.72%
Portfolio Turnover                           4%              15%         19%         46%         60%         27%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $39,078          $44,189     $51,543     $56,583     $69,670     $97,135
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           NEW JERSEY LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.68%(1)         0.63%       0.62%       0.62%       0.61%       0.57%
   Expenses after custodian
      fee reduction                       0.68%(1)         0.60%       0.62%       0.61%       0.58%       0.55%
   Net investment income                  5.05%(1)         5.01%       4.78%       4.91%       4.96%       4.78%
Portfolio Turnover                           4%              15%         13%         21%         37%         42%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $33,691          $35,121     $39,781     $45,540     $58,266     $80,173
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             NEW YORK LIMITED PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ----------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.65%(1)         0.61%       0.59%       0.61%        0.58%        0.55%
   Expenses after custodian
      fee reduction                       0.65%(1)         0.58%       0.59%       0.59%        0.56%        0.53%
   Net investment income                  4.94%(1)         4.95%       4.74%       4.81%        4.87%        4.66%
Portfolio Turnover                           5%              18%         17%         53%          58%          32%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $50,027          $51,675     $65,873     $74,691     $100,014     $138,728
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              OHIO LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.80%(1)         0.69%       0.67%       0.64%       0.68%       0.63%
   Expenses after custodian
      fee reduction                       0.76%(1)         0.66%       0.64%       0.64%       0.65%       0.61%
   Net investment income                  4.93%(1)         5.00%       4.85%       5.05%       5.20%       5.06%
Portfolio Turnover                           5%              13%         19%         29%         34%         47%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $17,240          $19,005     $22,801     $24,216     $28,470     $33,529
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                          PENNSYLVANIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.69%(1)         0.63%       0.62%       0.60%       0.61%       0.58%
   Expenses after custodian
      fee reduction                       0.67%(1)         0.61%       0.60%       0.58%       0.59%       0.56%
   Net investment income                  5.07%(1)         5.03%       4.83%       5.03%       5.11%       4.81%
Portfolio Turnover                           2%              11%         16%         36%         51%         24%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $36,060          $38,635     $50,771     $57,708     $67,876     $92,194
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   September 30, 2000, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    California Limited                        $ 51,561                0.47%
    Florida Limited                             99,312                0.47%
    Massachusetts Limited                       96,000                0.47%
    New Jersey Limited                          80,944                0.47%
    New York Limited                           118,041                0.47%
    Ohio Limited                                42,198                0.47%
    Pennsylvania Limited                        87,906                0.47%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2000, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2000 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,107,950
    Sales                                      2,502,157

    FLORIDA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,164,061
    Sales                                      5,546,168

    MASSACHUSETTS LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,502,556
    Sales                                      6,978,695

    NEW JERSEY LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,183,657
    Sales                                      3,185,347

    NEW YORK LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,359,630
    Sales                                      4,872,651

    OHIO LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  901,736
    Sales                                      2,335,975

    PENNSYLVANIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  850,000
    Sales                                      3,900,668

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2000, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $21,182,964
    -----------------------------------------------------
    Gross unrealized appreciation             $   551,192
    Gross unrealized depreciation                (421,425)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   129,767

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $40,552,968
    -----------------------------------------------------
    Gross unrealized appreciation             $   767,426
    Gross unrealized depreciation              (1,005,687)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (238,261)
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,776,832
    -----------------------------------------------------
    Gross unrealized appreciation             $   756,442
    Gross unrealized depreciation              (1,109,037)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (352,595)
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $32,490,520
    -----------------------------------------------------
    Gross unrealized appreciation             $   838,242
    Gross unrealized depreciation                (326,279)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   511,963
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $49,338,137
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,031,683
    Gross unrealized depreciation                (515,887)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   515,796
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $17,032,367
    -----------------------------------------------------
    Gross unrealized appreciation             $   308,655
    Gross unrealized depreciation                (405,137)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (96,482)
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $35,472,935
    -----------------------------------------------------
    Gross unrealized appreciation             $   425,635
    Gross unrealized depreciation                (633,510)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (207,875)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2000, is as follows:

          FUTURES CONTRACTS
    ------------------------------  EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/00       10 U.S. Treasury Bond     Short          $10,727

   At September 30, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida and Pennsylvania
Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant